Derivative Financial Instruments (Tables)	12 Months Ended
Jul. 02, 2011
Derivative Financial Instruments [Abstract]
Derivatives balance sheet location table

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value
	(In thousands)
Fair Value Hedge Relationships:
Interest rate swap agreements
July 2, 2011	Other assets	$13,482	N/A	N/A
July 3, 2010	Other assets	$11,045	N/A	N/A

Derivatives financial statement performance table

		Amount of (Gain) or Loss
		Recognized in Income
	Location of (Gain)
	or Loss Recognized		2010
	in Income	2011	(53 Weeks)	2009
			(In thousands)
Fair Value Hedge Relationships:
Interest rate swap agreements	Interest expense	$(9,026)	$(10,557)	N/A